UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Kansas Municipal Fund

Schedule of Investments April 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (97.7%)

Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	5.300%	06/01/2031	$1,000,000	$1,033,490
Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	4.850	06/01/2031	500,000	486,380
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/2021	300,000	320,793
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/2022	250,000	255,765
Cowley Cty., KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/2014	250,000	273,372
Dodge, KS School District #443 FGIC	Baa-1/NR	5.000	09/01/2011	1,000,000	1,051,070
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/2019	1,000,000	1,065,040
Hutchinson, KS Community College	NR/A-	5.000	10/01/2025	350,000	354,567
Hutchinson, KS Community College	NR/A-	5.250	10/01/2030	300,000	302,355
Hutchinson, KS Community College	NR/A-	5.250	10/01/2033	450,000	453,780
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/2018	2,100,000	2,176,587
Johnson Cty., KS USD #231 Gardner-Edgerton FGIC	Baa-3/A-	5.000	10/01/2024	1,135,000	1,145,079
Johnson Cty., KS USD #232 (Desoto)	Aaa/NR	5.250	09/01/2023	500,000	537,610
Junction City, K.S G.O. AMBAC	Aaa/AAA	5.000	09/01/2025	250,000	260,652
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/2027	255,000	255,005
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/2016	335,000	335,566
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/2027	1,250,000	1,317,513
KS Devl. Finance Auth. (Dept. of Admin. Capital Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/2020	370,000	394,313
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/2013	570,000	608,082
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	250,000	254,310
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	265,005
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/2022	1,000,000	1,060,120
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/2023	1,000,000	1,043,970
KS Devl. Finance Auth.	Aaa/AAA	5.000	05/01/2026	1,335,000	1,394,261
KS Devl. Finance Auth. (Dept. Admin.) FGIC	Aa/AA	5.000	11/01/2025	250,000	257,945
KS Devl. Finance Auth. (Univ. KS Research Cent.) XLCA	A-1/A	5.000	02/01/2026	500,000	510,670
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/2021	1,975,000	1,976,047
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/2020	1,000,000	1,066,670
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/2022	500,000	512,705
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.—Unrefunded MBIA	Aaa/AAA	5.375	11/15/2024	1,365,000	1,429,264
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/2021	500,000	534,050
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	330,000	343,042
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2025	750,000	775,418
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/2020	500,000	526,885
Lawrence, KS (Memorial Hospital) Rev. ASGUA	Aa-3/AA	5.750	07/01/2024	1,000,000	1,043,300
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2026	500,000	495,100
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2036	300,000	292,341
Newton, KS (Newton) Hosp. Rev. ACA	NR/NR	5.750	11/15/2024	500,000	471,630
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/2025	235,000	244,174
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/2030	500,000	516,125
Olathe, Health Fac Rev (Med Center)	NR/A+	5.000	09/01/2029	500,000	490,320
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/2027	2,210,000	2,210,044
Reno Cty., KS USD #308 Hutchinson MBIA	Aaa/NR	4.500	09/01/2023	500,000	503,635
Salina, KS (General Obligation)	Aa-3/NR	4.625	10/01/2027	200,000	198,680
Scott Cty, KS USD #466 FGIC	Baa-3/NR	5.250	09/01/2017	400,000	429,968
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	1,030,150
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/2016	655,000	714,644
Topeka, KS G.O. XLCA	Aa-3/NR	5.000	08/15/2021	400,000	412,720
*Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2026	1,435,000	1,491,898
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2031	1,200,000	1,247,580
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/2020	830,000	869,425
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/2026	1,355,000	1,414,864
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/2031	750,000	772,313
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/2019	955,000	1,018,068
#Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,580,880
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,100,000	1,136,135
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/2016	990,000	990,475
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/2022	2,000,000	2,000,880
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/NR	5.250	10/01/2018	1,465,000	1,585,540
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/NR	5.000	10/01/2028	500,000	503,595
Wyandotte City, KS General Obligation FSA	Aaa/AAA	5.000	08/01/2027	500,000	514,420

TOTAL KANSAS MUNICIPAL BONDS (COST: $47,559,334)					$48,756,285

SHORT-TERM SECURITIES (0.6%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $307,444)				307,444	$307,444

TOTAL INVESTMENTS IN SECURITIES (COST: $47,866,778)					$49,063,729
OTHER ASSETS LESS LIABILITIES					827,977

NET ASSETS					$49,891,706

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $47,866,778. The net unrealized appreciation of investments based on the cost was $1,196,951, which is comprised of $1,326,320 aggregate gross unrealized appreciation and $129,369 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

Valuation Inputs		Investments in Securities
Level 1—Quoted Prices			$307,444
Level 2—Other Significant Observable Inputs			48,756,285
Level 3—Significant Unobservable Inputs			—
Total			$49,063,729

Kansas Insured Intermediate Fund

Schedule of Investments April 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (96.3%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/2013	$250,000	$260,767
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/2016	770,000	840,124
Cowley Cty., KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/2014	140,000	153,089
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/2013	100,000	104,937
Harvey County KS MBIA	Aaa/NR	4.000	09/01/2018	250,000	249,562
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/2019	235,000	248,369
Johnson Cty., KS USD #232 (Desoto) FSA	Aaa/NR	5.000	09/01/2015	100,000	109,850
Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/2016	200,000	200,338
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/2013	375,000	394,282
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/2024	255,000	255,000
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/2015	305,000	322,550
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	380,000	386,551
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	265,005
KS Devl. Finance Auth. (State of KS Projects) MBIA	Aaa/AAA	4.100	05/01/2019	250,000	250,502
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/2009	225,000	226,125
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/2012	595,000	646,860
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	200,000	207,904
Kingman Cty., KS USD #331 FGIC	Baa-3/NR	5.500	10/01/2012	250,000	265,825
Leavenworth Cty., KS USD# 458 FSA	NR/AAA	4.500	09/01/2028	250,000	242,735
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	605,000	606,797
#Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	435,882
Morton Cty., KS USD #217 FSA	Aaa/AAA	4.000	09/01/2010	100,000	100,108
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	485,000	485,010
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/2015	190,000	204,731
Sedgwick Cty., KS USD #265 (Goddard) Assured GTY	Aaa/NR	4.500	10/01/2026	250,000	248,722
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/2014	485,000	517,034
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	185,000	187,716
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/2015	750,000	782,235
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/2011	105,000	108,878
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/2012	250,000	250,023
Wichita, KS GO ambac	Aaa/AAA	4.500	09/01/2022	150,000	150,828
Wichita, KS GO AMBAC	Aaa/AAA	4.750	09/01/2027	180,000	181,328
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	245,000	245,287
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	NR/AAA	5.250	10/01/2012	320,000	320,890
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/NR	5.250	10/01/2014	75,000	81,740
Wyandotte Cty, KS. GO FSA	Aaa/AAA	5.000	08/01/2025	250,000	258,543
#Wyandotte Cty., Kansas City, KS Gov't. Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/2013	500,000	519,145
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/2013	250,000	275,155

TOTAL KANSAS MUNICIPAL BONDS (COST: $11,292,025)					$11,590,427

SHORT-TERM SECURITIES (5.1%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $607,945)				607,945	$607,945

TOTAL INVESTMENTS IN SECURITIES (COST: $11,899,970)					$12,198,372
OTHER ASSETS LESS LIABILITIES					(165,035)

NET ASSETS					$12,033,337

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $11,899,970. The net unrealized appreciation of investments based on the cost was $298,402, which is comprised of $312,979 aggregate gross unrealized appreciation and $14,577 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

Valuation Inputs		Investments in Securities
Level 1—Quoted Prices			$607,945
Level 2—Other Significant Observable Inputs			11,590,427
Level 3—Significant Unobservable Inputs			—
Total			$12,198,372

Maine Municipal Fund

Schedule of Investments April 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (79.8%)

Bar Harbor, ME	A-1/NR	6.450%	06/01/2009	$75,000	$78,367
Bath, ME	A-3/NR	7.500	12/01/2008	20,000	20,610
Brewer, ME	A/A	4.600	11/01/2017	210,000	222,262
Ellsworth, ME	A/NR	7.200	07/01/2008	25,000	25,200
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	22,103
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/2023	155,000	157,931
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/2024	155,000	158,084
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/2014	100,000	102,007
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	79,579
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	510,985
Kittery, ME	A-1/AA	5.200	01/01/2009	25,000	25,295
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2022	500,000	528,440
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2024	250,000	263,397
Lewiston, ME G.O. FSA	Aaa/NR	4.500	01/15/2025	200,000	201,538
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/2016	250,000	268,238
Maine Governmental Facs. Auth Lease Rent Rev.	Aaa/AAA	5.000	10/01/2023	125,000	130,233
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	25,316
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	550,000	558,717
Maine Health & Higher Educ. Facs. Auth.	Aaa/NR	6.000	10/01/2013	195,000	218,720
Maine Health & Higher Educ. (University Systems) MBIA	Aaa/NR	5.000	07/01/2023	200,000	209,802
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/2014	5,000	5,000
Maine Health & Higher Educ. Facs. Rev. AMBAC	Aaa/NR	5.000	07/01/2022	250,000	257,927
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/2025	340,000	354,657
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/2008	25,000	25,110
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/2016	1,000,000	1,078,650
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	104,581
Maine State (Highway)	Aa-3/AA	5.000	06/15/2011	200,000	212,832
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/2010	100,000	101,471
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/2010	75,000	76,301
*Maine State Turnpike Auth. Rev. FGIC	Aa-3/A+	5.750	07/01/2028	750,000	808,890
Maine State Turnpike Auth.	Aaa/AAA	5.000	07/01/2033	450,000	455,657
Portland, ME	Aa/AA	5.000	09/01/2013	60,000	63,867
#Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	500,000	506,285
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2031	250,000	236,842
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2032	480,000	453,499
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	A/A+	5.900	11/01/2013	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/2008	150,000	151,991
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	43,879
University of Maine System Rev. AMBAC	Aaa/AAA	5.000	03/01/2024	100,000	102,044
#University of Maine System Rev. MBIA	Aaa/AAA	4.750	03/01/2037	550,000	548,394
Westbrook, ME G.O. MBIA	Aaa/AAA	3.250	10/15/2009	195,000	197,662
Westbrook, ME G.O. FGIC	Baa-3/A	4.250	10/15/2020	180,000	183,179
Windham, ME G.O. AMBAC	Aaa/AAA	3.125	11/01/2010	100,000	100,899
Windham, ME G.O. AMBAC	Aaa/AAA	4.000	11/01/2014	415,000	429,571
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/2009	250,000	261,463
#Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	535,730
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	77,707

TOTAL MAINE MUNICIPAL BONDS					$12,645,912

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$9,969

PUERTO RICO MUNICIPAL BONDS (13.3%)
*Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2036	250,000	286,515
*Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,710,000	1,825,835
TOTAL PUERTO RICO MUNICIPAL BONDS					$2,112,350

VIRGIN ISLANDS MUNICIPAL BONDS (3.2%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	$507,570

TOTAL MUNICIPAL BONDS (COST: $14,898,362)					$15,275,801

SHORT-TERM SECURITIES (2.3%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $359,172)				359,172	$359,172

TOTAL INVESTMENTS IN SECURITIES (COST: $15,257,534)					$15,634,973
OTHER ASSETS LESS LIABILITIES					207,617

NET ASSETS					$15,842,590

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $15,257,534. The net unrealized appreciation of investments based on the cost was $377,439, which is comprised of $450,784 aggregate gross unrealized appreciation and $73,345 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

Valuation Inputs		Investments in Securities
Level 1—Quoted Prices		$359,172
Level 2—Other Significant Observable Inputs		15,275,801
Level 3—Significant Unobservable Inputs		—
Total		$15,634,973

Nebraska Municipal Fund

Schedule of Investments April 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (97.1%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/2018	$250,000	$252,958
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa/BBB-	5.650	02/01/2022	700,000	687,750
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/2025	405,000	405,539
Dawson Cty. Public Power Electric Sys. Rev.	NR/AA-	4.750	12/01/2032	250,000	239,975
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,076,590
Douglas Cty., NE G.O.	Aa-1/AA+	4.750	12/01/2025	250,000	251,382
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth—Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/2021	250,000	255,500
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/2021	340,000	340,323
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/2016	250,000	266,350
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	45,000	45,113
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	220,000	220,000
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	276,220
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	491,500
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. FSA Insured	NR/AAA	4.500	12/15/2023	250,000	249,050
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/2021	500,000	518,665
Hall Cty., NE School Dist. #2 Grand Island FSA	Aaa/AAA	5.000	12/15/2023	500,000	531,080
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/2021	100,000	100,191
Lancaster Cnty Neb Hosp Auth No 1 (Bryanlg Med Center)	A-1/NR	4.000	06/01/2010	250,000	251,652
*Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project)	A-1/NR	4.750	06/01/2021	1,000,000	1,004,890
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa-1/AAA	5.250	01/15/2021	500,000	528,620
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa-1/AAA	5.250	01/15/2022	500,000	528,185
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	255,955
*Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,053,770
Lincoln, NE San. Swr. Rev. MBIA	Aaa/AAA	4.500	06/15/2029	250,000	241,548
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	603,439
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/2018	250,000	253,573
#Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aaa/AAA	4.500	03/01/2026	1,000,000	987,650
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/2018	800,000	836,456
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/2013	165,000	165,688
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/2018	400,000	423,996
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/2014	825,000	826,642
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/2028	100,000	100,193
#NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/2027	1,000,000	1,014,150
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/2028	5,000	5,040
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/2017	5,000	5,039
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/2028	10,000	10,081
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	135,000	135,077
NE Public Power District	Aaa/AAA	5.125	01/01/2011	300,000	307,911
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/2017	400,000	404,312
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/2022	750,000	763,072
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	263,550
Omaha, NE Various Purpose	Aaa/AAA	4.250	10/15/2026	500,000	480,010
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa-1/AA	5.200	02/01/2022	500,000	524,365
#Omaha, NE Public Power Electric Rev.	Aa/AA	5.000	02/01/2034	1,000,000	1,013,010
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	750,763
#Omaha, NE (Riverfront Project) Special Obligation	Aa-1/AA+	5.500	02/01/2029	1,000,000	1,053,900
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.750	02/01/2025	250,000	253,585
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.300	02/01/2031	100,000	90,987
Papillion, NE G.O. MBIA	Aaa/AAA	4.350	12/15/2027	250,000	238,505
Platte Cty., NE G.O. FSA	Aaa/AAA	4.750	12/15/2014	500,000	500,760
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	5.650	05/01/2012	100,000	105,814
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	6.150	05/01/2030	250,000	258,743
Public Power Generation Agy Whelan Energy Rev AMBAC	Aaa/AAA	5.000	01/01/2032	500,000	504,985
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	200,376
Saunders Cty., NE G.O. FSA	Aaa/AAA	5.000	11/01/2030	250,000	251,867
Saunders Cty., NE G.O. MBIA	Aaa/AAA	4.250	12/15/2021	515,000	506,606
University of NE Fac. Corp. Deferred Maintenance AMBAC	Aaa/AAA	5.000	07/15/2020	500,000	538,620
Univ. of NE Board of Regents Student Facs.	Aa/AA-	5.000	05/15/2032	250,000	254,355
Univ. of NE Board of Regents (Heath & Rec. Proj.)	Aa/AA-	5.000	05/15/2033	600,000	612,798
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	254,900
Washington Cnty S/D#1 (Blair)	NR/A	3.750	12/15/2013	145,000	146,222

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $25,706,090)					$26,184,846

SHORT-TERM SECURITIES (2.5%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $666,208)				666,208	$666,208

TOTAL INVESTMENTS IN SECURITIES (COST: $26,372,298)					$26,851,054
OTHER ASSETS LESS LIABILITIES					120,548

NET ASSETS					$26,971,602

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $26,372,298. The net unrealized appreciation of investments based on the cost was $478,756, which is comprised of $610,121 aggregate gross unrealized appreciation and $131,365 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

Valuation Inputs		Investments in Securities
Level 1—Quoted Prices			666,208
Level 2—Other Significant Observable Inputs			26,184,846
Level 3—Significant Unobservable Inputs			—
Total			26,851,054

New Hampshire Municipal Fund

Schedule of Investments April 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (87.6%)

#Belknap Cty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/2013	$225,000	$227,916
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/2008	60,000	60,268
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	106,150
*Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	121,388
Exeter, NH G.O.	A-1/NR	5.300	06/15/2008	25,000	25,088
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	67,554
#Hampton, NH G.O. XLCA	A-1/NR	4.000	12/15/2020	200,000	196,368
Hillsborough, NH G.O. XLCA	A-3/A	4.000	11/01/2020	100,000	100,286
Hillsborough, NH G.O. XLCA	A-3/A	4.000	11/01/2021	100,000	99,328
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	20,667
Manchester, NH Public Improvement	Aa/NR	5.875	05/01/2019	50,000	52,183
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/2009	225,000	227,677
*Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/2009	250,000	259,265
Manchester, NH Water Rev. FGIC	Aa-3/AA	5.000	12/01/2028	100,000	101,585
Merrimack Cty., NH G.O. FSA	NR/AAA	4.250	12/01/2019	100,000	102,416
Merrimack Cty., NH G.O. FSA	NR/AAA	4.500	12/01/2027	100,000	99,876
Nashua, NH G.O.	Aa/AA+	5.250	09/15/2017	100,000	107,501
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	104,411
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	62,835
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	126,702
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	21,236
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	40,000	43,480
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	95,000	103,074
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	269,828
New Hampshire State Capital Improvement G.O.	Aa/AA	4.750	03/01/2027	100,000	102,029
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/2008	25,000	25,125
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/2008	100,000	100,112
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2019	100,000	100,384
*Rochester, NH G.O. MBIA	Aaa/NR	4.750	07/15/2020	300,000	316,101

TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$3,350,833

GUAM MUNICIPAL BONDS (0.3%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$9,969

TOTAL MUNICIPAL BONDS (COST: $3,324,779)					$3,360,802

SHORT-TERM SECURITIES (11.3%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $430,739)				430,739	$430,739

TOTAL INVESTMENTS IN SECURITIES (COST: $3,755,518)					$3,791,541
OTHER ASSETS MINUS LIABILITIES					32,651

NET ASSETS					$3,824,192

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2008 the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,755,518. The net unrealized appreciation of investments based on the cost was $36,023, which is comprised of $44,256 aggregate gross unrealized appreciation and $8,233 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

Valuation Inputs		Investments in Securities
Level 1—Quoted Prices			$430,739
Level 2—Other Significant Observable Inputs			3,360,802
Level 3—Significant Unobservable Inputs			—
Total			$3,791,541

Oklahoma Municipal Fund

Schedule of Investments April 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (96.4%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/2025	$250,000	$255,560
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/NR	5.750	09/01/2034	500,000	462,810
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/2036	950,000	974,197
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	A-3/A	5.500	11/01/2019	500,000	541,820
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	196,008
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	811,534
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/2024	155,000	159,107
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/2024	250,000	250,308
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/2023	200,000	202,254
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/2018	250,000	256,737
Glenpool Utility Authority XL Capital	A-3/A-	5.000	10/01/2027	555,000	566,222
Jackson Cty., OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/2022	500,000	514,630
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/2029	500,000	520,025
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/2027	300,000	317,847
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/2032	250,000	260,760
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/2030	100,000	102,685
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) Assured GTY	Aaa/AAA	4.250	09/01/2020	585,000	583,105
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/2024	500,000	522,805
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	Aa-3/AA	5.250	09/01/2016	180,000	188,935
Norman, OK Utilities Auth. Utility Rev. FGIC	A/NR	4.000	11/01/2022	265,000	250,319
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/2024	300,000	300,423
Oklahoma City, OK MBIA	Aaa/AAA	4.250	03/01/2022	110,000	107,440
Oklahoma City Airport Trust Jr. Lien Refunding Series B. AMBAC	Aaa/AAA	5.000	07/01/2019	250,000	266,868
Oklahoma City Airport Trust Jr. Lien Refunding Series B AMBAC	Aaa/AAA	5.000	07/01/2021	250,000	262,482
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	A/A	5.500	10/01/2019	250,000	273,423
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aa/AA+	5.000	07/01/2029	425,000	430,895
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/2016	140,000	140,188
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/2021	100,000	100,188
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/2020	150,000	160,735
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/2025	390,000	410,105
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/2015	280,000	284,550
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/2027	120,000	122,681
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/2022	200,000	208,054
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Baa-3/AA-	4.600	04/01/2022	250,000	251,702
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Baa-3/AA-	4.650	04/01/2023	250,000	251,473
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/2026	250,000	250,255
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	90,000	90,330
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	70,000	71,046
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	40,000	40,560
Oklahoma Housing Finance GNMA/FNMA	Aaa/NR	5.050	09/01/2023	1,000,000	975,600
Oklahoma Housing Finance FNMA/GNMA	Aaa/NR	5.150	09/01/2029	500,000	471,945
Oklahoma Housing Finance GNMA/FNMA	Aaa/NR	5.200	09/01/2032	500,000	469,990
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.—Unrefunded	A-1/AA-	5.750	02/15/2025	125,000	128,854
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.—Unrefunded	A-1/AA-	6.000	02/15/2029	100,000	103,516
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	50,000	51,570
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/2028	500,000	504,460
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/2009	105,000	107,868
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/2027	150,000	155,356
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/2027	250,000	259,650
#OK State G.O. (OK Building Commission) FGIC	Aa-3/AA	5.000	07/15/2018	1,400,000	1,515,332
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/2014	250,000	271,353
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2022	500,000	519,435
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aaa/AAA	5.000	07/01/2024	250,000	260,395
*OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2030	2,000,000	2,031,960
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	A-1/AA-	4.500	07/01/2026	500,000	480,250
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2022	100,000	100,700
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2023	100,000	100,289
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.500	07/01/2024	200,000	201,506
OK Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/2024	2,230,000	2,525,520
OK Municipal Power Auth. Power Supply Rev. FGIC	A/A	4.250	01/01/2037	500,000	430,255
*OK Municipal Power Auth. Power Supply Rev. FGIC	A/A	4.500	01/01/2047	1,350,000	1,185,057
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	290,234
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	708,817
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/2032	450,000	454,243
OK Water Resources Board Rev. AMBAC	Aaa/AAA	4.750	04/01/2024	100,000	103,204
OK State Water (Loan Program) Rev.	NR/AAA	5.400	09/01/2015	105,000	105,658
*OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/2016	415,000	421,798
OK State Water Resources Board Rev.	NR/AAA	5.050	10/01/2022	200,000	212,458
OK State Water Resources Board Rev.	NR/AAA	5.125	10/01/2027	500,000	528,635
OK State Water Resources Board Rev.	NR/AAA	4.625	10/01/2018	435,000	456,976
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/2027	500,000	520,285
OK Transportation Auth. Turnpike Sys. Rev.—Prerefunded AMBAC	Aaa/AAA	5.000	01/01/2021	10,000	10,710
OK Transportation Auth. Turnpike Sys. Rev.—Unrefunded AMBAC	Aaa/AAA	5.000	01/01/2021	90,000	93,703
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/2030	750,000	764,655
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/2027	500,000	512,965
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/2021	250,000	258,945
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/NR	5.625	12/01/2020	140,000	135,338
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/NR	5.700	12/01/2025	220,000	205,645
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/NR	5.750	12/01/2030	250,000	225,168
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/NR	5.550	11/01/2021	250,000	233,330
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/NR	5.650	11/01/2031	375,000	328,117
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/NR	5.550	11/01/2021	250,000	235,935
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/NR	5.650	11/01/2031	250,000	222,790
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/2032	250,000	257,110
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/NR	5.250	11/01/2023	250,000	226,207
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/2024	500,000	502,450
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2023	700,000	713,349
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2026	1,035,000	1,042,815
Tulsa, Oklahoma Unlimited GO MBIA	Aaa/AAA	4.250	03/01/2024	500,000	484,905
City of Tulsa, OK MBIA	Aaa/AAA	4.250	03/01/2025	1,000,000	984,370
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aa/AA	4.250	05/01/2026	650,000	600,567
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aa/AA	4.500	05/01/2027	910,000	866,393
Tulsa Oklahoma Public Facs. Auth. XLCA	Aa-3/NR	5.250	11/15/2036	1,000,000	1,019,870
Tulsa Oklahoma Pub. Facs. Auth. XLCA	Aa-3/NR	4.750	11/15/2037	500,000	479,655
University of OK Board of Regents (Research Fac.) Rev. AMBAC	Aaa/NR	4.800	03/01/2028	670,000	678,851
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/2029	250,000	248,557
OK Board of Regents (Univ. of OK) FGIC	Baa-3/AA-	4.125	07/01/2026	500,000	469,270
University of OK Board of Regents Student Hsg. Rev. FGIC	A-1/NR	5.000	11/01/2027	1,000,000	1,015,490
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/2023	250,000	268,867

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $41,966,574)					$41,700,262

SHORT-TERM SECURITIES (2.5%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,083,772)				1,083,772	$1,083,772

TOTAL INVESTMENTS IN SECURITIES (COST: $43,050,346)					$42,784,034
OTHER ASSETS LESS LIABILITIES					455,249

NET ASSETS					$43,239,283

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $43,050,346. The net unrealized depreciation of investments based on the cost was $266,312, which is comprised of $576,109 aggregate gross unrealized appreciation and $842,421 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

Valuation Inputs		Investments in Securities
Level 1—Quoted Prices			$1,083,772
Level 2—Other Significant Observable Inputs			41,700,262
Level 3—Significant Unobservable Inputs			—
Total			$42,784,034

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Managed Portfolios

By: /s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: June 27, 2008

By: /s/Adam Forthun
Adam Forthun
Treasurer

Date: June 27, 2008